Janus Henderson Global Research Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares	Value
Common Stocks – 98.4%
Aerospace & Defense – 3.2%
BAE Systems PLC	3,219,067	$46,173,539
General Electric Co	308,563	51,465,223
Howmet Aerospace Inc	215,551	23,574,813
		121,213,575
Automobiles – 0.7%
Toyota Motor Corp	1,331,800	26,255,292
Banks – 6.6%
BNP Paribas SA	524,903	32,142,313
Erste Group Bank AG	559,227	34,547,322
HDFC Bank Ltd	947,498	19,599,925
JPMorgan Chase & Co	352,927	84,600,131
Natwest Group PLC	8,633,494	43,448,785
UniCredit SpA	931,387	37,179,814
		251,518,290
Beverages – 2.0%
Constellation Brands Inc - Class A	105,709	23,361,689
Monster Beverage Corp*	677,737	35,621,857
Pernod Ricard SA	148,779	16,637,412
		75,620,958
Biotechnology – 1.9%
AbbVie Inc	33,736	5,994,887
Amgen Inc	48,303	12,589,694
Argenx SE (ADR)*	23,047	14,173,905
Ascendis Pharma A/S (ADR)*	55,786	7,680,059
Sarepta Therapeutics Inc*	31,635	3,846,500
Vaxcyte Inc*	89,787	7,349,964
Vertex Pharmaceuticals Inc*	50,552	20,357,290
		71,992,299
Capital Markets – 3.6%
Ares Management Corp - Class A	151,748	26,863,948
Blackstone Group Inc	174,880	30,152,810
Charles Schwab Corp	320,250	23,701,703
LPL Financial Holdings Inc	93,894	30,657,330
Morgan Stanley	208,332	26,191,499
		137,567,290
Commercial Services & Supplies – 0.2%
Rentokil Initial PLC (ADR)	348,757	8,830,527
Consumer Finance – 1.3%
Capital One Financial Corp	202,578	36,123,709
OneMain Holdings Inc	238,142	12,414,342
		48,538,051
Diversified Financial Services – 4.1%
Apollo Global Management Inc	151,131	24,960,796
Global Payments Inc	117,541	13,171,644
Mastercard Inc - Class A	117,240	61,735,067
Visa Inc	184,077	58,175,695
		158,043,202
Electric Utilities – 0.6%
Xcel Energy Inc	325,334	21,966,552
Electrical Equipment – 0.6%
Eaton Corp PLC	68,753	22,817,058
Electronic Equipment, Instruments & Components – 1.2%
Hexagon AB - Class B	5,028,545	47,735,683
Entertainment – 2.3%
Liberty Media Corp-Liberty Formula One - Series C*	475,059	44,018,967
Netflix Inc*	46,782	41,697,732
Spotify Technology SA*	9,443	4,224,610
		89,941,309
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	179,055	20,252,911
Boston Scientific Corp*	195,727	17,482,336
Lantheus Holdings Inc*	117,205	10,485,159
Stryker Corp	39,088	14,073,634
		62,294,040

	Shares	Value
Common Stocks – (continued)
Health Care Providers & Services – 1.4%
McKesson Corp	26,999	$15,387,000
UnitedHealth Group Inc	79,100	40,013,526
		55,400,526
Hotels, Restaurants & Leisure – 3.2%
Booking Holdings Inc	10,160	50,479,147
DoorDash Inc - Class A*	100,989	16,940,905
Entain PLC	2,080,496	17,815,813
McDonald's Corp	135,092	39,161,820
		124,397,685
Independent Power and Renewable Electricity Producers – 2.0%
RWE AG	407,007	12,151,052
Vistra Corp	453,152	62,476,066
		74,627,118
Industrial Conglomerates – 2.0%
3M Co	393,444	50,789,686
Honeywell International Inc	116,600	26,338,774
		77,128,460
Insurance – 3.0%
AIA Group Ltd	1,878,700	13,590,822
Arthur J Gallagher & Co	102,760	29,168,426
Beazley PLC	2,003,481	20,418,962
Progressive Corp/The	223,026	53,439,260
		116,617,470
Interactive Media & Services – 6.8%
Alphabet Inc - Class C	870,950	165,863,718
Meta Platforms Inc - Class A	164,247	96,168,261
		262,031,979
Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific Inc	36,139	18,800,592
Machinery – 2.8%
Alstom SA*	1,836,158	41,008,903
Atlas Copco AB - Class A	2,254,592	34,506,992
Deere & Co	72,525	30,728,842
		106,244,737
Metals & Mining – 1.2%
Rio Tinto PLC	228,372	13,440,706
Teck Resources Ltd	831,663	33,722,480
		47,163,186
Multiline Retail – 3.5%
Amazon.com Inc*	607,747	133,333,614
Oil, Gas & Consumable Fuels – 3.8%
Canadian Natural Resources Ltd	556,485	17,182,776
Cheniere Energy Inc	52,727	11,329,450
Chevron Corp	126,028	18,253,896
ConocoPhillips	191,979	19,038,557
EOG Resources Inc	110,723	13,572,425
Marathon Petroleum Corp	20,945	2,921,828
Suncor Energy Inc	481,665	17,194,901
TC Energy Corp	611,686	28,509,598
TotalEnergies SE	294,343	16,353,960
		144,357,391
Personal Products – 1.7%
Unilever PLC	1,151,204	65,230,530
Pharmaceuticals – 4.9%
AstraZeneca PLC	292,739	38,101,241
Eli Lilly & Co	64,410	49,724,520
Johnson & Johnson	311,389	45,033,077
Merck & Co Inc	73,983	7,359,829
Novo Nordisk A/S - Class B	176,253	15,171,927
Sanofi	352,240	34,058,043
		189,448,637
Professional Services – 0.6%
Booz Allen Hamilton Holding Corp	180,125	23,182,088
Road & Rail – 0.4%
Uber Technologies Inc*	266,965	16,103,329
Semiconductor & Semiconductor Equipment – 12.1%
Advanced Micro Devices Inc*	31,479	3,802,348
Analog Devices Inc	54,305	11,537,640
Applied Materials Inc	34,648	5,634,804
ASML Holding NV	63,792	44,857,319

	Shares	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Broadcom Inc	325,219	$75,398,773
Lam Research Corp	165,037	11,920,623
Marvell Technology Inc	204,696	22,608,673
NVIDIA Corp	1,711,587	229,849,018
Taiwan Semiconductor Manufacturing Co Ltd	1,726,000	56,365,980
		461,975,178
Software – 9.8%
Autodesk Inc*	85,467	25,261,481
Cadence Design Systems Inc*	38,949	11,702,617
Constellation Software Inc/Canada	5,325	16,467,784
Datadog Inc - Class A*	101,298	14,474,471
Intuit Inc	20,493	12,879,850
Microsoft Corp	481,833	203,092,609
Oracle Corp	101,044	16,837,972
Salesforce.com Inc	73,551	24,590,306
ServiceNow Inc*	18,555	19,670,527
Synopsys Inc*	61,866	30,027,282
		375,004,899
Specialty Retail – 1.7%
O'Reilly Automotive Inc*	26,856	31,845,845
TJX Cos Inc	289,084	34,924,238
		66,770,083
Technology Hardware, Storage & Peripherals – 3.7%
Apple Inc	561,541	140,621,097
Textiles, Apparel & Luxury Goods – 1.2%
LVMH Moet Hennessy Louis Vuitton SE	34,124	22,310,100
Moncler SpA	162,989	8,655,804
NIKE Inc - Class B	173,413	13,122,162
		44,088,066
Trading Companies & Distributors – 1.2%
Ferguson Enterprises Inc/DE	256,283	44,456,780
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc	176,893	39,045,592
Total Common Stocks (cost $2,125,008,001)		3,770,363,163
Preferred Stocks – 0.8%
Automobiles – 0.8%
Dr Ing hc F Porsche AGž (cost $40,887,111)	476,125	28,796,431
Private Placements – 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§ (cost $9,401,252)	12,941,830	749,824
Investment Companies – 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $29,521,939)	29,516,036	29,521,939
Total Investments (total cost $2,204,818,303) – 100.0%		3,829,431,357
Cash, Receivables and Other Assets, net of Liabilities – 0%		1,223,499
Net Assets – 100%		$3,830,654,856

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,894,140,223	75.6%
United Kingdom	188,229,573	4.9
France	162,510,731	4.2
Canada	113,077,539	2.9
Netherlands	110,087,849	2.9
Sweden	86,467,285	2.3
Taiwan	56,365,980	1.5
Italy	45,835,618	1.2
Germany	40,947,483	1.1
Austria	34,547,322	0.9
Japan	26,255,292	0.7
Denmark	22,851,986	0.6
India	20,349,749	0.5
Belgium	14,173,905	0.4
Hong Kong	13,590,822	0.3
Total	$3,829,431,357	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$22,611,347	$108,123,621	$(101,213,029)	$(752)	$752	$29,521,939	29,516,036	$232,835
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	14,011,060	68,000,531	(82,011,591)	-	-	-	-	22,712 ∆
Total Affiliated Investments - 0.8%
	$36,622,407	$176,124,152	$(183,224,620)	$(752)	$752	$29,521,939	29,516,036	$255,547

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/24/25	15,207,404	EUR	$682,590

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Total return swaps:
Average notional amount	$15,207,404

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2024 is $28,796,431, which represents 0.8% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2024 is $749,824, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$9,401,252	$749,824	0.0%
The Fund has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$75,040,036	$46,173,539	$-
Automobiles	-	26,255,292	-
Banks	84,600,131	166,918,159	-
Beverages	58,983,546	16,637,412	-
Electronic Equipment, Instruments & Components	-	47,735,683	-
Hotels, Restaurants & Leisure	106,581,872	17,815,813	-
Independent Power and Renewable Electricity Producers	62,476,066	12,151,052	-
Insurance	82,607,686	34,009,784	-
Machinery	30,728,842	75,515,895	-
Metals & Mining	33,722,480	13,440,706	-
Oil, Gas & Consumable Fuels	128,003,431	16,353,960	-
Personal Products	-	65,230,530	-
Pharmaceuticals	102,117,426	87,331,211	-
Semiconductor & Semiconductor Equipment	360,751,879	101,223,299	-
Textiles, Apparel & Luxury Goods	13,122,162	30,965,904	-
Trading Companies & Distributors	-	44,456,780	-
All Other	1,829,412,587	-	-
Preferred Stocks	-	28,796,431	-
Private Placements	-	-	749,824
Investment Companies	-	29,521,939	-
Total Investments in Securities	$2,968,148,144	$860,533,389	$749,824
Other Financial Instruments(a):
OTC Swaps	-	682,590	-
Total Assets	$2,968,148,144	$861,215,979	$749,824

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of December 31, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70230 02-25